Cover Page	12 Months Ended
Dec. 31, 2020 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38235
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	RISE Education Cayman Ltd
Entity Incorporation, State or Country Code	E9
Entity Central Index Key	0001712178
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Address, Country	CN
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	112,951,232
Document Accounting Standard	U.S. GAAP
Entity Address, Address Line One	Room 101, Jia He Guo Xin Mansion
Entity Address, Address Line Two	No.15 Baiqiao Street
Entity Address, Address Line Three	Guangqumennei
Entity Address, City or Town	Dongcheng District
Entity Address, Postal Zip Code	100062
ICFR Auditor Attestation Flag	false
American Depository Share [Member]
Entity Addresses [Line Items]
Trading Symbol	REDU
Title of 12(b) Security	American Depositary Shares
Security Exchange Name	NASDAQ
Ordinary shares [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	ordinary shares
No Trading Symbol Flag	true
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Country	CN
Entity Address, Address Line One	Room 101, Jia He Guo Xin Mansion
Entity Address, Address Line Two	No.15 Baiqiao Street
Entity Address, Address Line Three	Guangqumennei
Entity Address, City or Town	Dongcheng District
Entity Address, Postal Zip Code	100062
Contact Personnel Name	Ms. Lihong Wang
Contact Personnel Email Address	lwang@rdchina.net
City Area Code	86
Local Phone Number	10-8559-9000